Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 28, 2012	Jun. 30, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	Nova Lifestyle, Inc.
Document Type	POS AM
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		18,486,567
Entity Public Float			$ 0
Amendment Flag	false
Entity Central Index Key	0001473334
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Cash and cash equivalents	$ 2,505,179	$ 985,004
Accounts receivable	18,974,612	5,921,872
Accounts receivable - related party	28,289	565,170
Due from factor	203,351
Advance to suppliers	349,767	326,010
Inventory	1,848,081	1,017,704
Prepaid expenses and other receivable	113,853	126,394
Deferred tax asset	156,974	115,237
Total Current Assets	24,180,106	9,057,391
Noncurrent Assets
Heritage and cultural assets	128,687
Plant, property and equipment, net	8,721,186	8,192,937
Construction in progress	91,466	75,498
Construction deposit	634,830
Goodwill	218,606
Intangible assets, net	724,465	471,812
Deferred tax asset	118,144
Total Noncurrent Assets	10,637,384	8,740,247
Total Assets	34,817,490	17,797,638
Current Liabilities
Accounts payable	6,758,058	1,160,634
Advance from customers	91,021	25,016
Accrued liabilities and other payables	834,128	1,065,421
Taxes payable	198,984	197,785
Due to related party		197,776
Total Current Liabilities	7,882,191	2,646,632
Noncurrent Liabilities
Deferred rent payable	58,949	43,169
Deferred tax liability, net		1,274
Income tax payable	4,016,266	2,368,795
Total Noncurrent Liabilities	4,075,215	2,413,238
Total Liabilities	11,957,406	5,059,870
Contingencies and Commitments	0	0
Stockholders' Equity
Common stock, $0.001 par value; 75,000,000 shares authorized, 17,898,267 and 9,685,000 shares issued and outstanding as of December 31, 2011 and 2010, respectively	17,898	9,685
Additional paid-in capital	17,074,535	10,902,815
Subscription receivable	(1,950,000)
Statutory reserves	6,241	6,241
Accumulated other comprehensive income	2,138,974	1,611,756
Retained earnings	5,572,436	207,271
Total Stockholders' Equity	22,860,084	12,737,768
Total Liabilities and Stockholders' Equity	$ 34,817,490	$ 17,797,638

CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	75,000,000	75,000,000
Common stock, shares issued	17,898,267	9,685,000
Common stock, shares outstanding	17,898,267	9,685,000

CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Net Sales (Including sales to related parties of $902,638 and $1,491,875 during the years ended December 31, 2011 and 2010, respectively)	$ 43,162,026	$ 28,818,982
Cost of Sales	31,048,952	21,242,024
Gross Profit	12,113,074	7,576,958
Operating Expenses
Selling expenses	1,865,086	959,673
General and administrative expenses	3,308,312	1,205,881
Loss on disposal of plant, property and equipment		144,732
Total Operating Expenses	5,173,398	2,310,286
Income From Operations	6,939,676	5,266,672
Other Income (Expenses)
Non-operating income	52,043	57,844
Foreign exchange transaction loss	(90,609)	(66,419)
Interest income	1,402	2,549
Financial expense	(76,836)	(22,556)
Total Other Expenses, Net	(114,000)	(28,582)
Income Before Income Tax	6,825,676	5,238,090
Income Tax Expense	1,460,511	1,035,081
Net Income	5,365,165	4,203,009
Other Comprehensive Income
Foreign currency translation	527,218	294,871
Comprehensive Income	$ 5,892,383	$ 4,497,880
Basic weighted average shares outstanding (in Shares)	14,506,915	9,685,000
Diluted weighted average shares outstanding (in Shares)	14,697,206	9,685,000
Basic net earnings per share (in Dollars per share)	$ 0.37	$ 0.43
Diluted net earnings per share (in Dollars per share)	$ 0.37	$ 0.43

CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Net Sales, related party	$ 902,638	$ 1,491,875

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	St. Joyal Sale Common Stock [Member]	St. Joyal Sale Additional Paid-in Capital [Member]	St. Joyal Sale Subscription Receivable [Member]	St. Joyal Sale	Private Placement Sale Common Stock [Member]	Private Placement Sale Additional Paid-in Capital [Member]	Private Placement Sale	Common Stock [Member]	Additional Paid-in Capital [Member]	Subscription Receivable [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2009								$ 9,685	$ 10,402,815		$ 1,316,885	$ 6,241	$ (1,823,148)	$ 9,912,478
Balance (in Shares) at Dec. 31, 2009								9,685,000
Capital contribution									500,000					500,000
Net income for the year													4,203,009	4,203,009
Dividend declared and paid													(2,172,590)	(2,172,590)
Foreign currency translation											294,871			294,871
Balance at Dec. 31, 2010								9,685	10,902,815		1,611,756	6,241	207,271	12,737,768
Balance (in Shares) at Dec. 31, 2010								9,685,000						9,685,000
Sale of common stock	2,235	2,397,765	(1,950,000)	450,000	2,998	3,856,935	3,859,933
Sale of common stock (in Shares)	2,235,000				2,998,267
Outstanding common stock of registrant at date of reverse merger								2,980	(82,980)					(80,000)
Outstanding common stock of registrant at date of reverse merger (in Shares)								2,980,000
Net income for the year													5,365,165	5,365,165
Foreign currency translation											527,218			527,218
Balance at Dec. 31, 2011								$ 17,898	$ 17,074,535	$ (1,950,000)	$ 2,138,974	$ 6,241	$ 5,572,436	$ 22,860,084
Balance (in Shares) at Dec. 31, 2011								17,898,267						17,898,267

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash Flows From Operating Activities
Net Income	$ 5,365,165	$ 4,203,009
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation and amortization	663,031	374,123
Loss on fixed assets disposal		144,732
Changes in deferred tax	(172,474)	(42,407)
Changes in operating assets and liabilities:
Accounts receivable	(11,784,975)	(2,448,235)
Accounts receivable - related party	536,881	80,336
Advance to suppliers	(13,609)	(156,830)
Inventory	4,383	1,322,444
Note receivable		16,763
Other current assets	18,365	45,123
Accounts payable	3,754,075	149,571
Advance from customers	65,266	(96,590)
Accrued expenses and other payables	(412,246)	304,174
Deferred rent payable	13,243	4,049
Taxes payable	1,497,129	995,422
Net Cash (Used in) Provided by Operating Activities	(465,766)	4,895,684
Cash Flows From Investing Activities
Deposit on factory construction	(619,310)
Cash received from acquired Diamond Bar Outdoors, Inc.	141,231
Acquisition of Diamond Bar Outdoors, Inc.	(450,000)
Acquisition of intangible assets	(200,000)
Purchase of heritage and cultural assets	(125,541)
Purchase of property and equipment	(589,185)	(4,742,229)
Cash paid for construction in progress	(11,840)
Net Cash Used in Investing Activities	(1,854,645)	(4,742,229)
Cash Flows From Financing Activities
Advance to related parties	(1,560,085)
Repayment from related parties	1,357,289	332,373
Proceeds from subscription receivable	450,000
Proceeds from private placement, net	3,859,933
Payment for note payable	(80,000)
Due from factor	(203,351)
Contribution by cash		500,000
Dividend paid		(2,172,590)
Net Cash Provided by (Used in) Financing Activities	3,823,786	(1,340,217)
Effect of Exchange Rate Changes on
Cash and Cash Equivalents	16,800	(500)
Net increase (decrease) in cash and cash equivalents	1,520,175	(1,187,262)
Cash and cash equivalents, beginning of year	985,004	2,172,266
Cash and cash equivalents, end of year	2,505,179	985,004
Cash paid during the period for:
Income tax payments	126,702	78,936
Supplemental Disclosure of Non-Cash Financing Activities
Subscription receivable from sales of common stock	2,400,000
Transfer from construction in progress to fixed assets		$ 527,839

Note 1 - Organization and Description of Business	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
Note 1 – Organization and Description of Business

Nova LifeStyle, Inc. (“Nova LifeStyle”), formerly known as Stevens Resources, Inc., was incorporated in the State of Nevada on September 9, 2009.

Effective as of June 27, 2011, in anticipation of the Share Exchange Agreement and related transactions described below, the company changed its name from Stevens Resources, Inc. to Nova LifeStyle, Inc. through a merger with its wholly owned, non-operating subsidiary established solely to change its name pursuant to Nevada law. Concurrently with this action, Nova LifeStyle authorized a 5-for-1 forward split of its common stock effective June 27, 2011. Prior to the forward split, Nova LifeStyle had 2,596,000 shares of its common stock outstanding, and, after giving effect to the forward split, it had 12,980,000 shares of its common stock outstanding. The effect of the stock split has been retroactively restated in the periods presented.

On June 30, 2011, Nova LifeStyle entered into and consummated a series of agreements that resulted in the acquisition of all of the ordinary shares of Nova Furniture Limited (“Nova Furniture”), a corporation primarily engaged in investment in China and organized on April 29, 2003, under the laws of the British Virgin Islands (“BVI”). Pursuant to the terms of a Share Exchange Agreement and Plan of Reorganization dated June 30, 2011 (the “Share Exchange Agreement”), Nova LifeStyle issued 11,920,000 shares of its common stock to the four designee shareholders of Nova Furniture in exchange for their 10,000 ordinary shares of Nova Furniture, consisting of all of its issued and outstanding capital stock. Concurrently with the Share Exchange Agreement and as a condition thereof, Nova LifeStyle entered into an agreement with its former president and director, pursuant to which he returned 10,000,000 shares of Nova LifeStyle’s common stock to Nova LifeStyle for cancelation in exchange for an unsecured 90-day promissory note of $80,000 bearing interest at 0.46% per annum. The $80,000 was paid in full on August 30, 2011. Upon completion of the foregoing transactions, Nova LifeStyle had 14,900,000 shares of its common stock issued and outstanding.

For accounting purposes, the transaction described above was treated as a recapitalization of Nova Furniture because Nova Furniture’s shareholders own the majority of Nova LifeStyle’s outstanding common stock following the transaction and exercise significant influence over the operating and financial policies of the consolidated entity, and Nova LifeStyle was a non-operating shell prior to the acquisition. Pursuant to Securities and Exchange Commission (“SEC”) rules, the merger or acquisition of a private operating company into a non-operating public shell with nominal net assets is considered a capital transaction in substance, rather than a business combination. As a result, the accompanying consolidated financial statements have been retroactively restated to reflect the recapitalization.

On June 6, 2003, Nova Furniture formed Nova Furniture (Dongguan) Co., Ltd. (“Nova Dongguan”) as a wholly foreign owned enterprise incorporated in the Guangdong Province of the People’s Republic of China (“China” or the “PRC”) and primarily engaged in the development, manufacture and sale of furniture.

Effective March 8, 2005, the controlling shareholders of Nova Furniture formed Nova Furniture Holdings Limited (“Nova Holdings”) under the laws of the BVI and transferred all of their equity interests in Nova Furniture to Nova Holdings. This transaction was accounted for as a reorganization of entities under common control, with assets and liabilities transferred at their carrying amounts, and the financial statements are presented as if the reorganization had occurred retroactively.

On May 20, 2006, Nova Holdings formed Nova Furniture Macao Commercial Offshore Ltd. (“Nova Macao”) under the laws of Macao. Nova Macao mainly is engaged in furniture trading with products purchased and imported from Nova Dongguan.

On January 3, 2011, Nova Furniture issued an additional 11,917,616 shares (post-recapitalization shares) of its capital stock, of which 2,235,000 shares were issued to Nova Holdings and 9,682,616 shares were issued to St. Joyal, an unrelated U.S. company incorporated in the State of California and engaged in business development and investment activities. Following this issuance, Nova Holdings held 81.25% and St. Joyal held 18.75% of the equity interests in Nova Furniture. Pursuant to a shareholder agreement, St. Joyal is committed to pay $2.4 million by January 1, 2014, in exchange for its 18.75% equity interest in Nova Furniture. As of December 31, 2011, St. Joyal has paid $0.45 million to the Company and $1.95 million remains outstanding.

On January 14, 2011, Nova Holdings transferred its equity interest in Nova Macao to Nova Furniture. This transaction was accounted for as a reorganization of entities under common control, with assets and liabilities transferred at their carrying amounts, and the financial statements are presented as if the reorganization had occurred retroactively as of the beginning of the first period presented.

On March 17, 2011, Nova Dongguan incorporated Nova Dongguan Chinese Style Furniture Museum (“Nova Museum”) under the laws of the PRC and contributed capital of RMB 1 million ($152,177). Nova Dongguan made an additional capital contribution of RMB 1.13 million ($172,351) on March 29, 2011. Nova Museum is a non-profit organization engaged principally in the promotion and dissemination of the culture and history of furniture in China.

On August 31, 2011, Nova LifeStyle acquired all the outstanding capital stock of Diamond Bar Outdoors, Inc. (“Diamond Bar”), a U.S. company incorporated in the State of California, for $0.45 million paid in full at closing. Diamond Bar, doing business as Diamond Sofa, is engaged in the import, marketing and sale of furniture in the U.S. market. Prior to its acquisition by Nova LifeStyle, Diamond Bar was one of the Company’s customers, and upon completion of the foregoing transaction, Diamond Bar became a wholly owned subsidiary of the Company.

Concurrently with the acquisition of Diamond Bar, the Company entered into a trademark purchase and assignment agreement dated August 31, 2011, with St. Joyal for the assignment of all rights, title and interest in certain registered U.S. trademarks for $0.2 million paid in full at the closing. The trademarks are used in the business of Diamond Bar, which previously had licensed the right to use the trademarks from St. Joyal.

The “Company” and “Nova” collectively refer to Nova LifeStyle, the U.S. parent, and its subsidiaries, Nova Furniture, Nova Dongguan, Nova Museum, Nova Macao and Diamond Bar.

Note 2 - Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Text Block]
Note 2 - Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”). The consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant inter-company transactions and balances have been eliminated in consolidation.

Reclassifications

Certain amounts in the prior year financial statements have been reclassified for comparative purposes to conform to the presentation in the current year financial statements. These reclassifications had no effect on previous reported income.

Use of Estimates

In preparing consolidated financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the dates of the consolidated financial statements, as well as the reported amounts of revenues and expenses during the reporting year. Significant estimates, required by management, include the allowance for bad debt, valuation of inventories and recoverability of long-lived assets and goodwill. Actual results could differ from those estimates.

Business Combination

For a business combination with an acquisition date on or after January 1, 2009, the assets acquired, the liabilities assumed and any noncontrolling interest in the acquiree were recognized at the acquisition date, measured at their fair values as of that date. In a business combination achieved in stages, the identifiable assets and liabilities, as well as the noncontrolling interest in the acquiree, were recognized at the full amounts of their fair values. In a bargain purchase in which the total acquisition-date fair value of the identifiable net assets acquired exceeds the fair value of the consideration transferred plus any noncontrolling interest in the acquiree, that excess in earnings was recognized as a gain attributable to the acquirer.

Deferred tax liability and asset were recognized for the deferred tax consequences of differences between the tax bases and the recognized values of assets acquired and liabilities assumed in a business combination in accordance with Accounting Standards Codification (“ASC”) Topic 740-10.

Goodwill

Goodwill is the excess of purchase price and related costs over the value assigned to the net tangible and identifiable intangible assets of businesses acquired. In accordance with ASC Topic 350, “Intangibles-Goodwill and Other,” goodwill is not amortized but is tested for impairment, annually or when circumstances indicate a possible impairment may exist. Impairment testing is performed at a reporting unit level. An impairment loss generally would be recognized when the carrying amount of the reporting unit exceeds its fair value, with the fair value of the reporting unit determined using discounted cash flow (“DCF”) analysis. A number of significant assumptions and estimates are involved in the application of the DCF analysis to forecast operating cash flows, including the discount rate, the internal rate of return and projections of realizations and costs to produce. Management considers historical experience and all available information at the time the fair values of its reporting units are estimated. As of December 31, 2011, the Company concluded there was no impairment of goodwill.

Cash and Cash Equivalents

For purposes of the statement of cash flows, the Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.

Accounts Receivable

The Company’s policy is to maintain an allowance for potential credit losses on accounts receivable. Management reviews the composition of accounts receivable and analyzes historical bad debts, customer concentrations, customer credit worthiness, current economic trends and changes in customer payment patterns to evaluate the adequacy of these reserves. Based on historical collection activity, the Company did not record an allowance for bad debts as of December 31, 2011 and 2010, respectively.

Inventories

Inventories are stated at the lower of cost or market value with cost determined on a weighted-average basis, which approximates the first-in first-out method. Management compares the cost of inventories with the net realizable value and an allowance is made for writing down their inventories to market value, if lower. The Company did not record any provision for write-downs of inventory at December 31, 2011 and 2010.

Plant, Property and Equipment

Plant, property and equipment are stated at cost, net of accumulated depreciation. Expenditures for maintenance and repairs are expensed as incurred; additions, renewals and improvements are capitalized. When property and equipment are retired or otherwise disposed of, the related cost and accumulated depreciation is removed from the respective accounts, and any gain or loss is included in operations. Depreciation of property and equipment is provided using the straight-line method for substantially all assets with 10% salvage value and estimated lives as follows:

Building and workshops	20 years
Computer and office equipment	5 years
Museum decoration and renovation	10 years
Machinery	10 years
Autos	5 years

Impairment of Long-Lived Assets

Long-lived assets, which include property, plant and equipment and intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable.

Recoverability of long-lived assets to be held and used is measured by comparing the carrying amount of an asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated undiscounted future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the assets. Fair value is generally determined using the asset’s expected future discounted cash flows or market value, if readily determinable. Based on its review, the Company believes that, as of December 31, 2011 and 2010, there were no significant impairments of its long-lived assets.

Research and Development
Research and development costs are related primarily to the Company designing and testing its new products in development stage. Research and development costs are recognized in general and administrative expenses and expensed as incurred. Research and development expense was $164,720 and $77,654 for the years ended December 31, 2011 and 2010, respectively.

Income Taxes

Income taxes are accounted for using an asset and liability method. Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each period end based on enacted tax laws and statutory tax rates, applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The Company follows ASC Topic 740, which prescribes a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC Topic 740 also provides guidance on recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures.

Under the provisions of ASC Topic 740, when tax returns are filed, it is highly certain that some positions taken would be sustained upon examination by the taxing authorities, while others are subject to uncertainty about the merits of the position taken or the amount of the position that would be ultimately sustained. The benefit of a tax position is recognized in the financial statements in the period during which, based on all available evidence, management believes it is more likely than not that the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any. Tax positions taken are not offset or aggregated with other positions. Tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of tax benefit that is more than 50 percent likely of being realized upon settlement with the applicable taxing authority. The portion of the benefits associated with tax positions taken that exceeds the amount measured as described above is reflected as a liability for unrecognized tax benefits in the accompanying balance sheets along with any associated interest and penalties that would be payable to the taxing authorities upon examination.

China’s Corporate Income Tax Law (“CIT Law”), together with its Implementation Regulations, effective as of January 1, 2008, introduced a set of anti-avoidance measures under its special tax adjustments regulations. In January 2009, the State Administration of Taxation issued Circular of the State Administration of Taxation on the Issuance of the Implementation Measure of Special Tax Adjustments (“Circular 2”). The regulation is applied retrospectively for tax years beginning after January 1, 2008. Article 3 of Circular 2 states that in respect of transfer pricing administration, relevant tax authorities shall examine business transactions between enterprises and their related parties (“related-party transactions”) and evaluate whether they are conducted on an arm’s-length basis, in addition to conducting investigations and making adjustments, as required under the CIT Law and Article 36 of the PRC Tax Administration and Collection Law (“Tax Collection Law”).

The significant uncertain tax position arose from the transfer pricing between Nova Dongguan and Nova Macao, wherein the Company determined that the gross profit generated by Nova Dongguan from sales to Nova Macao was materially different from profits generated from sales to third parties. The statute of limitations for transfer pricing issues is 10 years from the tax year in which the transfer pricing issue arises pursuant to PRC tax law.

The following table presents a reconciliation of the amount of unrecognized tax benefits excluding interest and penalties (“Gross UTB”) for the years ended December 31, 2011 and 2010:

	Gross UTB
	2011	2010

Beginning balance at January 1	$2,189,194	$1,346,203

Increase in unrecorded tax benefits taken in current year	1,373,704	771,976

Exchange rate adjustment	146,231	71,015

Ending balance at December 31	$3,709,129	$2,189,194

At December 31, 2011 and 2010, the Company had cumulatively accrued approximately $310,000 and $175,000 for estimated interest and penalties related to uncertain tax positions. The Company records interest and penalties related to unrecognized tax positions as a component of income tax expense, which totaled approximately $135,000 and $175,000 for the years ended December 31, 2011 and 2010, respectively. If the entire unrecognized tax benefits were recognized as of December 31, 2011, it would affect the Company's effective tax rate. The Company anticipates no significant change to the total amount of unrecognized tax benefits within the next 12 months.

The tax returns of the Company’s PRC subsidiaries are subject to examination by the relevant PRC tax authorities. According to the Tax Collection Law, the statute of limitations for underpayment of taxes is three years if the underpayment is due to computational errors made by the taxpayer or the withholding agent. Under special circumstances, the statute of limitations is extended to five years if the underpayment of taxes is more than RMB 100,000. In accordance with the Implementation Regulations of the CIT Law, the statute of limitations in the case of transfer pricing issues is ten years. There is no statute of limitations in the case of tax evasion.

Revenue Recognition

The Company’s revenue recognition policies are in compliance with ASC Topic 605, “Revenue Recognition.” Sales revenue is recognized when a formal arrangement exists, the price is fixed or determinable, the delivery is completed and no other significant obligations of the Company exist and collectability is reasonably assured. No revenue is recognized if there are significant uncertainties regarding the recovery of the consideration due, or the possible return of the goods. Payments received before all of the relevant criteria for revenue recognition are recorded as unearned revenue.

Sales revenue represents the invoiced value of goods, net of value-added taxes (“VAT”). All of the Company’s products sold in China are subject to the PRC VAT of 17% of the gross sales price. This VAT may be offset by VAT paid by the Company on raw materials and other materials purchased in China and included in the cost of producing the finished product. The Company records VAT payable and VAT receivable net of payments in the consolidated financial statements. The VAT tax return is filed offsetting the payables against the receivables. Sales and purchases are recorded net of VAT collected and paid as the Company acts as an agent for the government.

Franchise Arrangements

In 2010, the Company began entering into area product franchise agreements with customers who operate specialty furniture stores carrying only Nova-branded products. The product franchise agreement provides for the franchisee to retail Nova-brand furniture products for a period of one year from the date of the agreement. The franchisee is required to pay a deposit of RMB 30,000 at the signing of the agreement, which is used as payment for future purchases and is deferred on the Company’s balance sheet as a customer deposit. The franchisee is required to guarantee a minimum purchase amount from the Company during the contract period. The Company has the right to terminate the agreement should the franchisee fail to meet the minimum purchase amounts. The Company provides the franchisee with store images and designs, signage, floor plan product information and training. In addition, the Company will rebate a per square meter subsidy to the franchisee for the store build-out within six months from the agreement date. The franchisee earns 30% of the rebate on its initial purchase from the Company and then at a rate of 5% of each subsequent purchase until fully refunded or six months from the agreement date, whichever is earlier. At December 31, 2011 and 2010, the Company had franchising subsidy payable of $187,758 and $121,914, respectively. In accordance with ASC 605-50, as the Company does not receive an identifiable benefit from these rebates, the rebates are recorded as a reduction of revenue on sales to the franchisee.

Cost of Sales

Cost of sales consists primarily of material costs, labor costs and related overhead that are directly attributable to the production of the products. Write-down of inventory to the lower of cost or net realizable value is also recorded in the cost of sales.

Shipping and Handling Costs

Shipping and handling costs related to delivery of finished goods are included in selling expenses. During the years ended December 31, 2011 and 2010, shipping and handling costs were $485,069 and $559,425, respectively.

Advertising

Advertising expenses consist primarily of costs of promotion and marketing for the Company’s image and products, and costs of direct advertising. The Company expenses all advertising costs as incurred. Advertising expense was $455,571 and $23,000 for the years ended December 31, 2011 and 2010, respectively.

Earnings per Share (EPS)

Basic EPS is computed by dividing net income by the weighted average number of common shares outstanding for the period. Diluted EPS is computed similar to basic net income per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if all the potential common shares, warrants and stock options had been issued and if the additional common shares were dilutive. Diluted earnings per share are based on the assumption that all dilutive convertible shares and stock options and warrants were converted or exercised. Dilution is computed by applying the treasury stock method for the outstanding options and warrants, and the if-converted method for the outstanding convertible instruments. Under the treasury stock method, options and warrants are assumed to be exercised at the beginning of the period (or at the time of issuance, if later) and as if funds obtained thereby were used to purchase common stock at the average market price during the period. Under the if-converted method, outstanding convertible instruments are assumed to be converted into common stock at the beginning of the period (or at the time of issuance, if later).

The following table presents a reconciliation of basic and diluted earnings per share for the years ended December 31, 2011 and 2010:

	2011	2010
Net income	$5,365,165	$4,203,009

Weighted average shares outstanding - basic	14,506,915	9,685,000
Effect of dilutive securities:
Unexercised warrants and options	190,291	-
Weighted average shares outstanding - diluted	14,697,206	9,685,000

Earnings per share - basic	$0.37	$0.43
Earnings per share - diluted	$0.37	$0.43

At December 31, 2011 and 2010, the Company had no options to purchase shares of common stock outstanding and warrants to purchase 899,480 and 0 shares of common stock were outstanding and exercisable, respectively (see Note 15).

Concentration of Credit Risk

Financial instruments that potentially subject the Company to credit risk consist primarily of accounts and other receivables. The Company does not require collateral or other security to support these receivables. The Company conducts periodic reviews of the financial condition and payment practices of its customers to minimize collection risk on accounts receivable.

One and two major customers accounted for 24% and 64% (43% and 21% for each) of the Company’s sales for the years ended December 31, 2011 and 2010, respectively. Accounts receivable from these customers amounted to $1,953,305 and $1,279,359 as of December 31, 2011 and 2010, respectively.

The Company purchased its products from three and one major vendor during the years ended December 31, 2011 and 2010, accounting for 31% (11%, 10% and 10% for each) and 23% of the purchases, respectively. Accounts payable to these vendors were $1,934,561 and $0 as of December 31, 2011 and 2010, respectively.

The operations of the Company are located principally in China. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environments in China, as well as by the general state of the PRC economy.

The Company’s operations in the PRC are subject to specific considerations and significant risks not typically associated with companies in the North America and Western Europe. These include risks associated with, among others, the political, economic and legal environments in China and foreign currency exchange. The Company’s results may be adversely affected by changes in PRC government policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

The Company’s sales, purchase and expense transactions in China and Macao are denominated in Chinese Yuan Renminbi (“RMB”) and Macau Pataca (“MOP”) (prior to 2011), respectively, and all of the assets and liabilities of the Company’s subsidiaries in China and Macao are also denominated in RMB and MOP (prior to 2011), respectively. The RMB is not freely convertible into foreign currencies under the current law. In China, foreign exchange transactions are required by law to be transacted only by authorized financial institutions. Remittances in currencies other than RMB may require certain supporting documentation in order to affect the remittance.

Statement of Cash Flows

In accordance with FASB ASC Topic 230, “Statement of Cash Flows,” cash flows from the Company’s operations is calculated based upon local currencies. As a result, amounts related to assets and liabilities reported on the statement of cash flows may not necessarily agree with changes in the corresponding balances on the balance sheet.

Fair Value of Financial Instruments

Some of the Company’s financial instruments, including cash and cash equivalents, accounts receivable, other receivables, accounts payable, accrued liabilities and short-term debt, have carrying amounts that approximate their fair values due to their short maturities. ASC Topic 820, “Fair Value Measurements and Disclosures,” requires disclosure of the fair value of financial instruments held by the Company. ASC Topic 825, “Financial Instruments,” defines fair value and establishes a three-level valuation hierarchy for disclosures of fair value measurement that enhances disclosure requirements for fair value measures. The carrying amounts reported in the consolidated balance sheets for receivables and current liabilities each qualify as financial instruments and are a reasonable estimate of their fair values because of the short period of time between the origination of such instruments and their expected realization and their current market rate of interest. The three levels of valuation hierarchy are defined as follows:

	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.


Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The Company analyzes all financial instruments with features of both liabilities and equity under ASC Topic 480, “Distinguishing Liabilities from Equity,” and ASC Topic 815, “Derivatives and Hedging.”

Foreign Currency Translation and Transactions

The accompanying consolidated financial statements are presented in USD. The functional currency of Nova LifeStyle, Nova Furniture, Nova Macao and Diamond Bar is the United States Dollar (“$” or “USD”). The functional currency of Nova Dongguan and Nova Museum is RMB, and, prior to 2011, the functional currency of Nova Macao was MOP. The functional currencies of the Company’s foreign operations are translated into USD for balance sheet accounts using the current exchange rates in effect as of the balance sheet date and for revenue and expense accounts using the weighted-average exchange rate during the fiscal year. The translation adjustments are recorded as a separate component of stockholders’ equity, captioned “Accumulated other comprehensive income.” Gains and losses resulting from transactions denominated in foreign currencies are included in “Other income (expenses)” in the consolidated statements of income and comprehensive income. There have been no significant fluctuations in the exchange rate for the conversion of RMB to USD or MOP to USD after the balance sheet date.

The RMB to USD exchange rates in effect as of December 31, 2011 and 2010, were RMB6.3009 = USD$1.00 and RMB6.6227 = USD$1.00, respectively. The weighted-average RMB to USD exchange rates in effect for the years ended December 31, 2011 and 2010, were RMB6.4588 = USD$1.00 and RMB6.7695 = USD$1.00, respectively. The exchange rates used in translation from RMB to USD were published by the People’s Bank of the People’s Republic of China.

The MOP to USD exchange rate in effect as of December 31, 2010, was MOP8.1633 = USD$1.00. The weighted-average MOP to USD exchange rate in effect for the year ended December 31, 2010, was MOP8.1566 = USD$1.00. The exchange rates used in translation from MOP to USD were published by OANDA Rates.

Comprehensive Income (Loss)

The Company follows FASB ASC 220 “Reporting Comprehensive Income.” Comprehensive income is comprised of net income and all changes to the consolidated statements of stockholders’ equity, except those due to investments by stockholders, changes in paid-in capital and distributions to stockholders. Comprehensive income for the years ended December 31, 2011 and 2010, included net income and foreign currency translation adjustments.

Segment Reporting

ASC Topic 280, “Segment Reporting,” requires use of the “management approach” model for segment reporting. The management approach model is based on the way a company’s management organizes segments within the company for making operating decisions and assessing performance. Reportable segments are based on products and services, geography, legal structure, management structure, or any other manner in which management disaggregates a company.

Management determined that the Company’s operations constitute a single reportable segment in accordance with ASC 280. The Company operates exclusively in one business and industry segment: the design, manufacture and sale of furniture. All of the Company’s long-lived assets for production are located at its facilities in Dongguan, Guangdong Province, China, and operate within the same environmental, safety and quality regulations governing furniture manufacturers. The Company established Nova Macao, and acquired Diamond Bar for the purpose of marketing and selling the Company’s products. As a result, management views the business and operations of Nova Dongguan, Nova Macao and Diamond Bar as a blended gross margin when determining future growth, return on investment and cash flows. Nova Museum, a non-profit organization engaged principally in the promotion and dissemination of the culture and history of furniture in China, has no operations or substantial assets other than its decorations and renovation, and its heritage and cultural assets are for the purpose of exhibition only.

Accordingly, management concluded that the Company had one reportable segment under ASC 280 because: (i) the Company’s products sold through Nova Dongguan, Nova Macao and Diamond Bar are created with similar production processes, in the same facilities, under the same regulatory environment and sold to similar customers using similar distribution systems; (ii) Diamond Bar is a U.S. furniture distributor based in California but operates under the same senior management of Nova Dongguan and Nova Macao, and management views the operations of Nova Dongguan, Nova Macao and Diamond Bar as a whole for making business decisions; and (iii) although Nova Museum is principally engaged in the dissemination of the culture and history of furniture in China, it also serves a function of promoting and marketing the Company’s image and products by providing a platform and channel for consumers to be exposed to the Company and its products, it is operated under the same management with the same resources and in the same location as Nova Dongguan, and it is an additive and supplemental unit to the Company’s main operations, the manufacture and sale of furniture.

New Accounting Pronouncements

In September 2011, FASB issued ASU No. 2011-08, Intangibles-Goodwill and Other (ASC Topic 350): Testing Goodwill for Impairment, to simplify how entities test goodwill for impairment. ASU No. 2011-08 allows entities to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If greater than 50 percent likelihood exists that the fair value is less than the carrying amount then a two-step goodwill impairment test as described in Topic 350 must be performed. The guidance provided by this update becomes effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011. The adoption of this standard is not expected to have a material impact on the Company’s consolidated financial position and results of operations.

In December 2011, FASB issued ASU No. 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items out of Accumulated Other Comprehensive Income in ASU 2011-05. ASU 2011-12 defers the requirement that a company present reclassification adjustments for each component of accumulated other comprehensive income in both net income and other comprehensive income on the face of the financial statements. No other requirement in ASU No. 2011-05 is affected by ASU No. 2011-12, including the requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements. Public entities should apply these requirements for fiscal years, and interim periods within those years, beginning after December 15, 2011. The adoption of this standard is not expected to have a material impact on the Company’s consolidated financial position and results of operations.

In December 2010, FASB issued ASU No. 2010-29, Business Combinations (Topic 805): Disclosure of Supplementary Pro Forma Information for Business Combinations. The amendments in this update specify that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The amendments also expand the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The amendments in this update are effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. The Company adopted the disclosure requirements for the business combinations in 2011.

As of December 31, 2011, there are no other recently issued accounting standards not yet adopted that would have a material effect on the Company’s financial statements.

Note 3 - Inventory	12 Months Ended
Dec. 31, 2011
Inventory Disclosure [Text Block]
Note 3 - Inventory

As of December 31, 2011 and 2010, inventory consisted of the following:

	2011	2010
Raw material	$28,667	$160,302
Work in progress	436,980	575,067
Finished goods	1,382,434	282,335

	$1,848,081	$1,017,704

Note 4 - Heritage and Cultural Assets	12 Months Ended
Dec. 31, 2011
Heritage And Cultural Museum Assets [Text Block]
Note 4 - Heritage and Cultural Assets

As of December 31, 2011, Nova Museum had heritage and cultural assets of $128,687, consisting principally of collectibles and antiques for exhibition. Depreciation is not required to be provided on heritage assets that have indefinite lives and no reduction in their value with the passage of time; however, the carrying amount of the heritage and cultural assets should be reviewed when there is evidence of impairment in accordance with ASC 360-10.

Note 5 - Property and Equipment, Net	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment Disclosure [Text Block]
Note 5 - Plant, Property and Equipment, Net

As of December 31, 2011 and 2010, plant, property and equipment consisted of the following:

	2011	2010
Building and workshops	$7,604,331	$7,197,084
Office equipment	465,596	269,916
Autos	345,492	293,452
Machinery	2,643,008	2,397,658
Museum decoration and renovation	422,280	-
Less: accumulated depreciation	(2,759,521)	(1,965,173)

	$8,721,186	$8,192,937

Depreciation expense was $641,867 and $363,471 for the years ended December 31, 2011 and 2010, respectively.

Note 6 - Construction in Progress	12 Months Ended
Dec. 31, 2011
Construction In Progress [Text Block]
Note 6 - Construction in Progress

At December 31, 2011, the construction in progress of $91,466 consisted of construction material purchased for the construction of a new manufacturing plant at Nova Dongguan (Phase II factory construction project). The total construction cost is approximately $6.16 million, and the Company expects to complete construction by the end of 2012.

At December 31, 2010, the construction in progress of $75,498 represented the wrapping up of the Phase I factory construction project at Nova Dongguan, which had commenced in 2009. The project was substantially completed in 2010, passed the required PRC government inspection and transferred into the Company’s fixed assets. The Company received the official property certificate for the completed factory in 2011.

Note 7 - Intangible Assets	12 Months Ended
Dec. 31, 2011
Intangible Assets Disclosure [Text Block]	Note 7 - Intangible Assets
Intangible assets consisted of land use right, trademark and customer relationship. All land in the PRC is government-owned and cannot be sold to any individual or company. However, the government grants the user a right to use the land (“land use right”). The Company acquired the right to use land in Dongguan, Guangdong Province, China, in 2004 for 50 years and is amortizing such rights on a straight-line basis for 50 years.

The Company acquired a customer relationship with a fair value of $50,000 on August 31, 2011, as part of its acquisition of Diamond Bar. Concurrently with its acquisition of Diamond Bar, the Company entered into a trademark purchase and assignment agreement for all rights, title and interest in two registered U.S. trademarks (Diamond Sofa and Diamond Furniture) for $200,000 paid in full at the closing. Amortization of customer relationship and trademark is provided using the straight-line method and estimated lives were 5 and 10 years, respectively.

Intangible assets consisted of the following at December 31, 2011 and 2010:

	2011	2010
Land use right	$572,202	$544,399
Customer relationship	50,000	-
Trademark	200,000	-
Less: accumulated amortization	(97,737)	(72,587)

Net	$724,465	$471,812

Amortization of intangible assets was $21,164 and $10,652 for the years ended December 31, 2011 and 2010, respectively. Annual amortization expense is expected to be approximately $41,200 for each year from 2012 to 2015, and expected to be approximately $40,300 in 2016.

Note 8 - Prepaid Expense Other Current Assets	12 Months Ended
Dec. 31, 2011
Other Assets Disclosure [Text Block]
Note 8 - Prepaid Expenses and Other Receivables

Other current assets consisted of the following at December 31, 2011 and 2010:

	2011	2010
Prepaid expenses	$81,841	$-
Other receivables	32,012	126,394
Total	$113,853	$126,394

Other receivables represented cash advances to employees and advertising and exhibition deposits. Prepaid expense included prepayments for insurance and advertising.

Note 9 - Construction Deposit	12 Months Ended
Dec. 31, 2011
Construction Deposit Disclosure [Text Block]
Note 9 - Construction Deposit

At December 31, 2011, the Company had a refundable deposit of $634,830 to an independent contractor for the Phase II factory construction project at Nova Dongguan. Total cost of this project is estimated to be $6.16 million. The Company commenced construction in January 2012 and expects to complete construction by the end of 2012.

Note 10 - Accrued Liabilities and Other Payables	12 Months Ended
Dec. 31, 2011
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]
Note 10 - Accrued Liabilities and Other Payables

Accrued liabilities and other payables consisted of the following at December 31, 2011 and 2010:

	2011	2010
Other payables	$30,011	$151,182
Salary payable	497,257	669,710
Franchising subsidy	187,758	121,914
Accrued expenses	119,102	122,615

Total	$834,128	$1,065,421

Accrued expenses represented accrued utility and freight expenses. Other payables represented payables to contractors, vendors other than for material purchase, and deposit from customers for purchases. Franchising subsidy represented the accrued amount the Company will pay to its franchisees as a rebate to support their franchise store decoration expense.

Note 11 - Income Taxes and Other Taxes Payable	12 Months Ended
Dec. 31, 2011
Income Taxes And Other Taxes Disclosure [Text Block]
Note 11 – Income Taxes and Other Taxes Payable

Taxes payable consisted of the following at December 31, 2011 and 2010:

	2011	2010
Income tax payables	$38,391	$190,554
Other taxes payable	160,593	7,231

Total tax payable - current	$198,984	$197,785

Total income tax payable - noncurrent	$4,016,266	$2,368,795

Other taxes payable includes VAT, city construction, individual income tax and stamp tax.

The components of income before income taxes consisted of the following for the years ended December 31, 2011 and 2010:

	2011	2010

Loss subject to domestic income taxes only	$(139,515)	$-
Income subject to foreign income taxes only	6,965,191	5,238,090

Total	$6,825,676	$5,238,090

The Company’s subsidiaries incorporated in the PRC are subject to enterprise income taxes. The provision for income taxes consisted of the following for the years ended December 31, 2011 and 2010:
	2011	2010
Current
Federal	$707,533	$-
State	800	-
PRC	924,654	1,077,488
Total current	1,632,986	1,077,488
Deferred
Federal	(151,937)	-
State	(26,072)	-
PRC	5,534	(42,407)
Total deferred	(172,475)	(42,407)
Total	$1,460,511	$1,035,081

The following is a reconciliation of the difference between the actual provision for income taxes and the provision computed by applying the federal statutory rate on income before income taxes for the years ended December 31, 2011 and 2010:

	2011	2010

Tax at federal statutory rate	$2,320,730	$1,780,950
Domestic permanent differences	(104,501)	-
State tax	(25,272)	-
Foreign rate differential	(626,867)	(471,428)
Foreign permanent differences	(75,612)	31,653
ASC 740-10 uncertain tax position	1,508,213	874,554
Tax exemption	(1,504,950)	(1,180,648)
Other	(31,230)	-
Total	$1,460,511	$1,035,081

The following presents the aggregate dollar and per share effects of the Company’s tax exemption for the years ended December 31, 2011 and 2010:

	2011	2010

Aggregate dollar effect of tax exemption	$1,504,950	$1,180,648
Basic EPS impact	$0.10	$0.12

Deferred tax assets and liabilities are recognized for the expected future tax consequences of differences between the carrying amounts of assets and liabilities and their respective tax bases using enacted tax rates in effect for the year in which the differences are expected to reverse. Deferred taxes are comprised of the following for the years ended December 31, 2011 and 2010:
	2011	2010

Current deferred tax assets
Accrued liabilities	$156,974	$115,237

Noncurrent deferred tax assets:
Federal & CA state amortization	$2,213	$-
Federal & CA state NOL	34,849	-
Intercompany payable	131,521	-
Land use rights	7,016	17,468
PRC fixed asset and amortization	962	916
NOL	8,129	-

Noncurrent deferred tax liabilities:
Federal & CA state depreciation	(26,425)	-
Purchase accounting	(17,000)	-
Prepaid expenses	(5,672)	-
PRC depreciation on building	(9,319)	(19,658)

Net noncurrent deferred tax assets (liabilities) before valuation allowance	126,274	(1,274)
Less: valuation allowance	(8,130)	-
Non-current deferred tax assets (liabilities), net	$118,144	$(1,274)

The Company has recorded a partial valuation allowance against its PRC deferred tax assets for the year ended December 31, 2011, and has not recorded any valuation allowance against its PRC deferred tax assets for the year ended December 31, 2010. In accordance with ASC 740 Accounting for Income Taxes, based on all available evidence, including the Company’s historical results and the forecast of its future income, it is more likely than not that substantially all of its PRC entities will be able to realize the Company’s deferred tax assets.

For U.S. federal income tax purposes, the Company has net operating loss (“NOL”) carryforwards of approximately $87,000 and $0, at December 31, 2011 and 2010, respectively. For U.S. California state income tax purposes, the Company has NOL carryforwards of approximately $87,000 and $0, at December 31, 2011 and 2010, respectively. The 2011 NOL carryforwards will expire after 20 years beginning 2029 if not utilized. The Company does not have any NOL carryforwards for PRC enterprise income tax purposes, at December 31, 2011 and 2010 respectively.

Nova Dongguan is subject to a 25% PRC corporate tax rate starting from 2009. Nova Macao is an income tax-exempt entity incorporated and domiciled in Macao. Nova Museum is subject to a 25% corporate income tax in 2011, its inception year, but allowed to apply for tax-exempt status in 2012, the second year following its incorporation.

Undistributed earnings of the Company’s PRC subsidiaries amounted to approximately $8.7 million and $2.5 million as of December 31, 2011 and 2010, respectively. Those earnings are considered to be permanently reinvested and, accordingly, no deferred tax expense is recorded for U.S. federal and state income tax or applicable withholding taxes.

Nova Furniture was incorporated in the BVI and there is no income tax for a company domiciled in the BVI. Accordingly, the Company’s consolidated financial statements do not present any income tax provisions related to the BVI tax jurisdiction where Nova Furniture is domiciled.

On August 31, 2011, Nova LifeStyle acquired all the outstanding capital stock of Diamond Bar. Both Nova LifeStyle and Diamond Bar are subject to U.S. corporate income tax.

Note 12 - Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions Disclosure [Text Block]
Note 12 - Related Party Transactions

At December 31, 2011 and 2010, the Company had $0 and $197,776 due to related party, which was an advance for the Company’s operating needs from a shareholder. This $197,776 advance bore no interest, was payable upon demand and was unsecured.

The Company’s president, Ms. Lam, was the co-founder of KTY International Inc. (“KTY”) (DBA: Diamond Sofa), a former customer of the Company until September 2010, at which time KTY ceased doing business with the Company. Ms. Lam subsequently became the Chief Executive Officer of Diamond Bar in October 2010, which had acquired the business of Diamond Sofa. The Company appointed Ms. Lam its president and director on June 30, 2011, and, as of such appointment date, Ms. Lam had no ownership interest in Diamond Sofa or Diamond Bar. The Company acquired all the outstanding capital stock of Diamond Bar on August 31, 2011 (see Note 18). During the years ended December 31, 2011 and 2010, Diamond Sofa accounted for the Company’s sales of $0 and $1,154,971, respectively, of the Company’s sales. During the years ended December 31, 2011 and 2010, Diamond Bar accounted for $902,638 (through the acquisition date) and $336,904, respectively, of the Company’s sales. The accounts receivable from Diamond Sofa and Diamond Bar was $28,289 and $565,170 at December 31, 2011, and 2010, respectively.

On August 6, 2011, Diamond Bar leased a warehouse and office in California, U.S., under a three-year renewable lease agreement. The warehouse is owned by the spouse of the Company’s president. The monthly rent under this lease was $38,100. Total rental expense since the Company acquired Diamond Bar was $163,300 for year ended December 31, 2011.

On September 30, 2011, Diamond Bar leased a showroom in High Point, North Carolina from the Company’s president. The lease was for $15,192 and only for use during a furniture exhibition held in October 2011. This lease is to be renewed at the beginning of each calendar year.

Note 13 - Deferred Rent Payable	12 Months Ended
Dec. 31, 2011
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Noncurrent [Text Block]
Note 13 - Deferred Rent Payable

Deferred rent payable represented supplemental payments the Company must pay to the residents who originally lived on the land in Dongguan, Guangdong Province, China, on which the Company acquired land use rights for commercial use. The Company was required to pay an annual amount at RMB 800 per mu (or RMB 666.67 per square meter) for a total of 60 mu (or 40,000 square meters) starting from 2003 for 60 years. The price increases 10% every 5 years. The Company recorded such expense on a straight-line basis. During the years ended December 31, 2011 and 2010, the Company recorded expense of $13,243 and $4,836, respectively. As of December 31, 2011 and 2010, the Company has $58,949 and $43,169 deferred rent payable, respectively.

Note 14 - Due From Factor	12 Months Ended
Dec. 31, 2011
Factoring And Security Agreements Disclosure [Text Block]
Note 14 - Due From Factor

On April 10, 2010, Diamond Bar entered into a factoring and security agreement with a credit management company for full factoring services without recourse. The factoring fee for accounts receivable insurance and collection service was 2.25% of each invoice or credit note transferred, but not less than a minimum annual amount of $12,000 payable monthly at $1,000. If Diamond Bar requested financing service in addition to accounts receivable insurance and collection service from the credit management company, the monthly interest charge was one month LIBOR plus 5.37%. The factoring agreement was terminated on December 15, 2011. As December 31, 2011, the Company had a net due from factor of $203,351 from the credit management company, which was cleared in January 2012.

In January 2012, the Company entered into a factoring and security agreement with another credit management company for accounts receivable insurance and collection service. The factoring fee is 1.5% of each invoice or credit note transferred.

Note 15 - Stockholders' Equity	12 Months Ended
Dec. 31, 2011
Stockholders' Equity Note Disclosure [Text Block]
Note 15 - Stockholders’ Equity

Private Placement in August 2011

On August 18, 2011, the Company completed a private placement pursuant to which it sold 2,998,267 units, each such unit consisting of 1 share of its common stock and a warrant to purchase 15% of 1 share of its common stock, at $1.50 per unit for $4.5 million (net proceeds of $3.86 million). The warrants are immediately exercisable, expire on the third anniversary of their issuance and entitle the holders to purchase 449,740 shares of the Company’s common stock at $2.00 per share. The Company may call the warrants at $4.00 per share at any time after: (i) a registration statement registering the common stock underlying the warrants becomes effective; (ii) the common stock is listed on a national securities exchange; and (iii) the closing price of the common stock equals or exceeds $4.00. The Company paid the placement agent in the private placement commissions consisting of $449,740 and warrants, having the same terms and conditions as the warrants issued in the private placement, to purchase 449,740 shares of the Company’s common stock.

The warrants issued in this private placement are exercisable for a fixed number of shares, solely redeemable by the Company and not redeemable by the warrant holders. Accordingly, these warrants are classified as equity instruments. The Company accounted for the warrants issued in the private placement based on the fair value method under ASC Topic 505, and the fair value of the warrants was calculated using the Black-Scholes model under the following assumptions: estimated life of 3 years, volatility of 69%, risk-free interest rate of 0.33% and dividend yield of 0%. No estimate of forfeitures was made as the Company has a short history of granting options and warrants. The fair value of the warrants issued to investors at grant date was $178,077, and the fair value of the warrants issued to the placement agent at grant date was $178,077.

Following is a summary of the warrant activity:

	Number of Shares	Average Exercise Price per Share	Weighted Average Remaining Contractual Term in Years
Granted	899,480	$2.00	2.88
Exercised	-	-	-
Forfeited	-	-	-
Expired	-	-	-
Outstanding at December 31, 2011	899,480	$2.00	2.63
Exercisable at December 31, 2011	899,480	$2.00	2.63

Dividend Declared and Paid

Nova Holdings, prior to the Share Exchange Agreement, declared and paid dividends of $0 and $2,172,590 to its shareholders from Nova Macao’s net income for the years ended December 31, 2011 and 2010, respectively.

Note 16 - Statutory Reserves	12 Months Ended
Dec. 31, 2011
Statutory Reserves [Text Block]
Note 16 - Statutory Reserves

As a U.S. holding company, the Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the Company’s PRC subsidiaries, Nova Dongguan and Nova Macao, only out of the subsidiary’s retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company’s PRC subsidiaries. Pursuant to the corporate laws of the PRC and Macao, including the PRC Regulations on Enterprises with Foreign Investment, Nova Dongguan and Nova Macao are only required to maintain one statutory reserve by appropriating from after-tax profit before declaration or payment of dividends. The statutory reserve represents restricted retained earnings. As a result of the PRC laws and regulations described following that require such annual appropriations of 10% of after-tax income to be set aside prior to payment of dividends as a general statutory reserve fund, the Company’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company as a dividend.

Surplus Reserve Fund

Nova Dongguan and Nova Macao are required to transfer 10% of net income, as determined under PRC accounting rules and regulations, to a statutory surplus reserve fund until such reserve balance reaches 50% of the subsidiary’s registered capital. The surplus reserve fund is non-distributable other than during liquidation and can be used to fund previous years’ losses, if any, and may be utilized for business expansion or converted into share capital by issuing new shares to existing shareholders in proportion to their shareholdings or by increasing the par value of the shares currently held by them, provided that the remaining reserve balance after such issuance is not less than 25% of the registered capital.

At December 31, 2011 and 2010, Nova Macao had surplus reserve of $6,241, representing 50% of its registered capital. Nova Dongguan did not make any surplus reserve due to its accumulated deficit.

Common Welfare Fund

The common welfare fund is a voluntary fund to which Nova Dongguan and Nova Macao can elect to transfer 5% to 10% of its net income. This fund can only be utilized on capital items for the collective benefit of the subsidiary’s employees, such as construction of dormitories, cafeteria facilities, and other staff welfare facilities. This fund is non-distributable other than upon liquidation. Nova Dongguan and Nova Macao do not participate in this voluntary fund.

Note 17 - Geographical Sales	12 Months Ended
Dec. 31, 2011
Segment Reporting Disclosure [Text Block]
Note 17 - Geographical Sales

Geographical distribution of sales consisted of the following for the years ended December 31, 2011 and 2010:

Geographical Areas	2011	2010
North America	$19,140,472	$2,933,829
Europe	10,743,066	14,059,678
China	10,320,513	8,349,254
Australia	837,684	1,064,426
Other countries	765,004	274,584
Asia	713,683	1,266,273
Hong Kong	641,604	870,938

	$43,162,026	$28,818,982

Note 18 - Business Acquisition and Unaudited Pro Forma Information	12 Months Ended
Dec. 31, 2011
Mergers, Acquisitions and Dispositions Disclosures [Text Block]
Note 18 - Business Acquisition and Unaudited Pro Forma Information

On August 31, 2011, Nova LifeStyle acquired all the outstanding capital stock of Diamond Bar for $0.45 million paid in full at the closing pursuant to a stock purchase agreement entered into with the sole shareholder of Diamond Bar. Diamond Bar, doing business as Diamond Sofa, is engaged in the import, marketing and sale of furniture in the U.S. market. The acquisition was accounted as a business combination in accordance with ASC Topic 805 “Business Combination.”

According to ASC Topic 805, the allocation of Diamond Bar’s purchase price among assets acquired and liabilities assumed is based on estimates of the fair values. Under purchase method of accounting, the total purchase price is allocated to tangible assets and intangible assets acquired and liabilities assumed based on their estimated fair values with the excess changed to goodwill.

In accordance with SEC regulation S-X Rule 3-05, Diamond Bar was not a significant subsidiary as of the acquisition date. Therefore, no separate audited financial statements are presented. The results of operations of Diamond Bar for the period from acquisition date to December 31, 2011, are consolidated into the Company’s consolidated financial statements for the year ended December 31, 2011.

The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition:

Cash	$141,231
Accounts receivable	986,145
Inventory	786,776
Property and equipment	164,913
Customer relationship	50,000
Goodwill	218,606
Accounts payable	(1,742,540)
Other payable and accrued expenses	(138,131)
Deferred tax liability	(17,000)
Purchase price	$450,000

Net sales and net income of Diamond Bar included in the consolidated income statement for the period from the acquisition date through December 31, 2011, was $6,217,196 and $589,656, respectively.

The following unaudited pro forma consolidated results of operations of Nova LifeStyle and Diamond Bar for the years ended December 31, 2011 and 2010, presents the operations of Nova LifeStyle and Diamond Bar as if the acquisition of Diamond Bar occurred on January 1, 2011 and 2010, respectively. The pro forma results are not necessarily indicative of the actual results that would have occurred had the acquisition been completed as of the beginning of the periods presented, nor are they necessarily indicative of future consolidated results.

	For years ended December 31,
	2011	2010
	(Unaudited)
Net sales	$47,710,088	$30,094,554

Net income	$5,250,294	$4,172,385

Basic weighted average shares outstanding	14,506,915	9,685,000
Diluted weighted average shares outstanding	14,697,206	9,685,000

Basic net earnings per share	$0.36	$0.43
Diluted net earnings per share	$0.36	$0.43

Note 19 - Commitments And Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Text Block]
Note 19 - Commitments and Contingencies

Lease Commitment

The Company has entered into several lease agreements for office, warehouse and showroom space. Total rental expense for the years ended December 31, 2011 and 2010, was $193,700 (including the rental expense of Diamond Bar from the acquisition date through December 31, 2011) and $13,200, respectively. The estimated annual rental expense for lease commitment is as follows:

Year	Amount
2012	$322,000
2013	427,000
Total	$749,000

Capital Contribution
Nova Dongguan’s total registered capital is $20 million. As of December 31, 2011 and 2010, Nova Dongguan has received $11.89 million and $10.90 million in capital contributions, respectively. The remaining $8.11 million of additional capital contribution is due by June 30, 2012. The Company may apply for an extension of the payment period or reduction of the capital contribution requirement, if needed, as allowed by PRC regulations for foreign-invested enterprises. If the Company does not receive an extension or reduction of registered capital, and is unable to make the required capital contribution to registered capital, Nova Dongguan may be subject to a negotiated penalty related to the unsatisfied portion of registered capital.

Employment Agreements

On June 30, 2011, the Company entered into one-year employment agreements with Ya Ming Wong and Yuen Ching Ho to serve as the Company’s Chief Executive Officer and Chief Financial Officer, respectively. The agreements provide for annual salaries of $100,000 and $80,000, respectively, and annual bonuses at the sole discretion of the Board of Directors.

On June 30, 2011, the Company entered into a one-year employment agreement with Thanh H. Lam to serve as the Company’s president. The agreement, as amended effective as of September 1, 2011, provides for an annual salary of $80,000 and an annual bonus at the sole discretion of the Board.

Note 20 - Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Text Block]
Note 20 - Subsequent Events

The Company has evaluated events that occurred subsequent to December 31, 2011, and through the date these financial statements were issued to determine if they require potential adjustment or additional disclosure.

On January 13, 2012, the Company completed a private placement pursuant to which it sold 517,000 units, each such unit consisting of 1 share of the Company’s common stock and a warrant to purchase 15% of 1 share of the Company’s common stock, at $4.00 per unit for gross proceeds of $2.07 million. The warrants are immediately exercisable, expire on the third anniversary of their issuance and entitle the holders to purchase 77,550 shares of the Company’s common stock at $4.50 per share. The Company may call the warrants at $5.00 per share at any time after: (i) a registration statement registering the common stock underlying the warrants becomes effective; (ii) the common stock is listed on a national securities exchange; and (iii) the closing price of the common stock equals or exceeds $5.00. The Company also issued the placement agent in the private placement warrants to purchase 77,550 shares of the Company’s common stock under the same terms and conditions as the warrants issued to investors in the private placement. In connection with the financing, the Company paid $0.21 million in placement agent fees and $0.11 million of legal and other related cost.

The warrants issued in this private placement are exercisable for a fixed number of shares, solely redeemable by the Company and not redeemable by the warrant holders. Accordingly, these warrants are classified as equity instruments. The Company accounted for the warrants issued in the private placement based on the fair value method under ASC Topic 505, and the fair value of the warrants was calculated using the Black-Scholes model under the following assumptions: estimated life of 3 years, volatility of 67%, risk-free interest rate of 0.34% and dividend yield of 0%. No estimate of forfeitures was made as the Company has a short history of granting options and warrants. The fair value of the warrants issued to investors at grant date was $131,310, and the fair value of the warrants issued to the placement agent at grant date was $131,310.